Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Entity Registrant Name	Metalla Royalty & Streaming Ltd.
Entity Central Index Key	0001722606
Current Fiscal Year End Date	--12-31
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Entity Common Stock, Shares Outstanding	92,899,448
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity File Number	001-39166
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	543 Granville Street
Entity Address, Address Line Two	Suite 501
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 1X8
City Area Code	604
Local Phone Number	696-0741
Annual Information Form	true
Audited Annual Financial Statements	true
Document Annual Report	true
Document Registration Statement	false
Trading Symbol	MTA
Title of 12(b) Security	Common shares, no par value
Security Exchange Name	NYSE
Auditor Name	KPMG LLP
Auditor Location	Canada
Auditor Firm ID	85
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Columbia Center
Entity Address, Address Line Two	701 Fifth Avenue, Suite 6100
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104-7043
City Area Code	206
Local Phone Number	903-8800
Contact Personnel Name	DL Services Inc.